Notes to the Consolidated Statements of Operations (Tables)	9 Months Ended
Sep. 30, 2024
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	15,935	490,701	28,691	508,323
Switzerland
CRISPR	249	3,202	1,303	12,389
Netherlands
Genmab	298	—	1,197	—
Total	16,483	493,902	31,191	520,711

	over-time		at point-in-time
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	6,192	90,589	—	—
ii) research and development services considered distinct within the agreements	2,380	3,165	—	—
iii) delivery of products	—	—	7,911	149
iv) granting of IP licenses	—	—	—	400,000
Total	8,572	93,754	7,911	400,149

	over-time		at point-in-time
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	14,737	107,133	—	—
ii) research and development services considered distinct within the agreements	7,640	7,454	—	—
iii) delivery of products	—	—	8,814	6,124
iv) granting of IP licenses	—	—	—	400,000
Total	22,377	114,588	8,814	406,124

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2023	September 30, 2024
		(EUR k)	(EUR k)
GSK	EUR 635,000k	88,715	—
CRISPR	USD 8,500k (EUR 7,626k)*	1,582	243
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383
Total		92,680	2,626
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for nine months ended
	September 30,		September 30,
Customer	2023	2024	2023	2024
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	5,816	490,382	13,313	503,715
CRISPR	77	207	232	3,419
Genmab	298	—	1,192	—
Total	6,192	490,589	14,737	507,133

Schedule of contract balances

	December 31,	September 30,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	5,764
Contract assets	2,758	—
Contract liabilities	92,680	2,626

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,178)	(12,609)	(26,737)	(34,029)
Materials	(7,919)	(4,140)	(20,550)	(38,220)
Third-party services	(4,989)	(2,791)	(16,827)	(25,252)
Maintenance and lease	(688)	(946)	(1,802)	(2,679)
Amortization and depreciation	(1,052)	(1,098)	(3,271)	(3,200)
Other	(455)	(347)	(1,582)	(963)
Total	(24,281)	(21,931)	(70,770)	(104,344)

Selling and distribution expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(782)	(1,388)	(2,812)	(3,165)
Amortization and depreciation	(12)	(2)	(18)	(2)
Other	(145)	(174)	(342)	(354)
Total	(940)	(1,564)	(3,172)	(3,521)

R&D expenses consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Materials	(3,783)	(3,347)	(12,999)	(12,628)
Personnel	(11,765)	(16,087)	(35,335)	(35,490)
Amortization and depreciation	(1,817)	(850)	(5,325)	(5,244)
Impairment	—	—	—	(3,248)
Patents and fees to register/protect a legal right	(2,002)	(23,680)	(4,049)	(33,737)
Third-party services	(5,813)	(3,921)	(17,586)	(12,598)
Maintenance and lease	(1,667)	(1,580)	(5,260)	(4,984)
Other	(399)	(513)	(1,809)	(968)
Total	(27,245)	(49,979)	(82,363)	(108,896)

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(6,728)	(5,343)	(22,470)	(16,500)
Maintenance and lease	(297)	(1,862)	(3,212)	(4,166)
Third-party services	(6,507)	(5,471)	(19,380)	(17,778)
Legal and other professional services	(1,336)	(1,759)	(7,410)	(5,559)
Amortization and depreciation	(3,223)	(2,134)	(9,294)	(6,590)
Other	(483)	(102)	(2,341)	(1,129)
Total	(18,574)	(16,672)	(64,106)	(51,723)

Schedule of other operating income

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	89	—	1,891	2,848
Reimbursement Claim	—	1	—	1,359
Sale of equipment	477	968	961	1,415
Grants and other cost reimbursements from government agencies and similar bodies	274	332	514	332
Other	77	336	999	838
Total	917	1,637	4,365	6,792